Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Additional information (Details) (USD $)	12 Months Ended						9 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended								3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Vessel Primera	Dec. 31, 2010 Vessel Primera	Dec. 31, 2011 Vessels Conquistador, Brisbane, Samsara and Toro	Sep. 21, 2011 Vessel La Jolla	Dec. 31, 2011 Vessel La Jolla	Jun. 30, 2011 Vessel La Jolla	Dec. 31, 2011 OceanFreight	Dec. 31, 2010 Vessel Amalfi	Dec. 31, 2010 Vessels Delray, Iguana and Xanadu	Dec. 31, 2011 Vessels Avoca, Padre and Positano	Mar. 31, 2012 Vessels Avoca, Padre and Positano	Dec. 31, 2012 Vessels Avoca And Padre	Dec. 31, 2012 Positano	Dec. 31, 2011 Conquistador [Member]	Dec. 31, 2011 Brisbane [Member]	Dec. 31, 2011 Samsara [Member]	Dec. 31, 2011 Toro [Member]	Dec. 31, 2012 Avoca [Member]	Dec. 31, 2012 Padre [Member]	Mar. 17, 2011 Vessels Fair Value [Member]
Gain/(Loss) on sale of assets	$ (1,179,000)	$ (3,357,000)	$ 9,435,000	$ (622,000)		$ (1,449,000)	$ (527,000)					$ 10,893,000			$ (1,511,000)	$ 492,000
Vessel impairment charge	0	144,688,000	3,588,000		3,588,000	106,187,000		5,917,000					32,584,000
Vessel Sale Price					26,500,000				20,200,000					118,000,000
Vessels										187,000,000
Price per Vessel/ Drillship											43,448,000
Gain/ (Loss) on contract cancellation	0	6,202,000	0
Date of disposal of vessel				Apr. 04, 2011				Sep. 21, 2011								May 04, 2012	Jul. 25, 2011	Sep. 06, 2011	Aug. 24, 2011	Oct. 14, 2011	Feb. 22, 2012	Feb. 24, 2012
Proceeds from sale of vessels,net of costs	116,834,000	119,059,000	73,317,000									73,317,000
Revenues	$ 1,210,139,000	$ 1,077,662,000	$ 859,745,000																				$ 25,064,000